PAYMENTS MADE UNDER PROTEST - Summary of payments made under protest (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other assets details [abstract]
Balance at the beginning of the year	R 40.4	R 40.5
Payments made under protest	12.6	15.2
Discount on initial payment made under protest and change in estimate	(19.0)	(21.1)	R (7.4)
Unwinding	5.7	5.8	4.8
Balance at the end of the year	R 39.7	R 40.4	R 40.5